Performance Management	Oct. 24, 2025
LADENBURG INCOME FUND
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception. Returns for Class A and Class C shares, which are not presented, are different than the returns for Class I shares. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index and a supplemental index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-877-803-6583 or visiting www.ladenburgfunds.com.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception.
Bar Chart [Heading]	Class I Shares Annual Total Return For Calendar Years Ended December 31
Bar Chart [Table]

Bar Chart Closing [Text Block]
Best Quarter:	Third Quarter 2024	8.27%
Worst Quarter:	Second Quarter 2022	(7.70)%
The total return for Class I shares from January 1, 2025 to September 30, 2025 was 7.28%.
Year to Date Return, Label [Optional Text]	The total return for Class I shares
Bar Chart, Year to Date Return	7.28%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	8.27%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(7.70%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).
Performance [Table]
	One Year	Five Years	Since Inception (8/24/15)
Return before taxes – Class I Shares	7.49%	2.12%	2.94%
Return after taxes on distributions	5.72%	1.04%	2.08%
Return after taxes on distributions and sale of Fund shares	4.81%	1.32%	2.00%
Return before taxes – Class A Shares	2.00%	0.93%	2.23%
Return before taxes – Class C Shares	5.91%	1.10%	2.03%
Barclays US Gov’t/Credit Bond Index(1)	1.18%	(1.20)%	0.93%
S&P 500 Total Return Index(2)	25.02%	14.53%	14.93%

(1)	The Barclays US Gov’t/Credit Bond Index is an unmanaged index which measures performance of U.S. dollar denominated U.S. Treasuries, government-related, and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year. In addition, the securities have $250 million or more of outstanding face value, and must be fixed rate and non-convertible. Investors cannot invest directly in an index or benchmark.
(2)	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

Performance Table One Class of after Tax Shown [Text]	The after tax returns for Class A and Class C shares are not shown and would differ from those of Class I Shares.
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”). The after tax returns for Class A and Class C shares are not shown and would differ from those of Class I Shares.

Performance Availability Website Address [Text]	www.ladenburgfunds.com
Performance Availability Phone [Text]	1-877-803-6583
LADENBURG INCOME & GROWTH FUND
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception. Returns for Class A and Class C shares, which are not presented, are different than the returns for Class I shares. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index and a supplemental index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-877-803-6583 or visiting www.ladenburgfunds.com.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception.
Bar Chart [Heading]	Class I Shares Annual Total Return For Calendar Years Ended December 31
Bar Chart [Table]

Bar Chart Closing [Text Block]
Best Quarter:	Second Quarter 2020	9.63%
Worst Quarter:	First Quarter 2020	(10.87)%
The total return for Institutional Class shares from January 1, 2025 to September 30, 2025 was 7.67%.
Year to Date Return, Label [Optional Text]	The total return for Institutional Class shares
Bar Chart, Year to Date Return	7.67%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	9.63%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(10.87%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).
Performance [Table]
	One Year	Five Years	Since Inception (8/24/15)
Return before taxes – Class I Shares	9.75%	4.25%	4.72%
Return after taxes on distributions	6.98%	3.19%	3.89%
Return after taxes on distributions and sale of Fund shares	7.04%	3.01%	3.46%
Return before taxes – Class A Shares	4.25%	3.05%	3.93%
Return before taxes – Class C Shares	5.54%	4.33%	4.23%
Barclays US Gov’t/Credit Bond Index(1)	1.18%	(1.20)%	0.93%
S&P 500 Total Return Index(2)	25.02%	14.53%	14.93%

(1)	The Barclays US Gov’t/Credit Bond Index is an unmanaged index which measures performance of U.S. dollar denominated U.S. Treasuries, government-related, and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year. In addition, the securities have $250 million or more of outstanding face value, and must be fixed rate and non-convertible. Investors cannot invest directly in an index or benchmark.
(2)	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

Performance Table One Class of after Tax Shown [Text]	The after tax returns for Class A and Class C shares are not shown and would differ from those of Class I Shares.
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”). The after tax returns for Class A and Class C shares are not shown and would differ from those of Class I Shares.

Performance Availability Website Address [Text]	www.ladenburgfunds.com
Performance Availability Phone [Text]	1-877-803-6583
LADENBURG GROWTH & INCOME FUND
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception. Returns for Class A and Class C shares, which are not presented, are different than the returns for Class I shares. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index and a supplemental index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-877-803-6583 or visiting www.ladenburgfunds.com.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception.
Bar Chart [Heading]	Class I Shares Annual Total Return For Calendar Years Ended December 31
Bar Chart [Table]

Bar Chart Closing [Text Block]
Best Quarter:	Second Quarter 2020	12.45%
Worst Quarter:	First Quarter 2020	(13.73)%
The total return for Institutional Class shares from January 1, 2025 to September 30, 2025 was 8.89%.
Year to Date Return, Label [Optional Text]	The total return for Institutional Class shares
Bar Chart, Year to Date Return	8.89%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	12.45%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(13.73%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).
Performance [Table]
	One Year	Five Years	Since Inception (8/24/15)
Return before taxes – Class I Shares	12.19%	6.36%	6.48%
Return after taxes on distributions	9.70%	5.26%	5.66%
Return after taxes on distributions and sale of Fund shares	8.71%	4.76%	4.97%
Return before taxes – Class A Shares	6.35%	5.05%	5.70%
Return before taxes – Class C Shares	11.03%	5.29%	5.48%
S&P 500 Total Return Index(1)	25.02%	14.53%	14.93%
Barclays US Gov’t/Credit Bond Index(2)	1.18%	(1.20)%	0.93%

(1)	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.
(2)	The Barclays US Gov’t/Credit Bond Index is an unmanaged index which measures performance of U.S. dollar denominated U.S. Treasuries, government-related, and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year. In addition, the securities have $250 million or more of outstanding face value, and must be fixed rate and non-convertible. Investors cannot invest directly in an index or benchmark.

Performance Table One Class of after Tax Shown [Text]	The after tax returns for Class A and Class C shares are not shown and would differ from those of Class I Shares.
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”). The after tax returns for Class A and Class C shares are not shown and would differ from those of Class I Shares.

Performance Availability Website Address [Text]	www.ladenburgfunds.com
Performance Availability Phone [Text]	1-877-803-6583
LADENBURG GROWTH FUND
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception. Returns for Class A and Class C shares, which are not presented, are different than the returns for Class I shares. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index and a supplemental index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-877-803-6583 or visiting www.ladenburgfunds.com.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception.
Bar Chart [Heading]	Class I Shares Annual Total Return For Calendar Years Ended December 31
Bar Chart [Table]

Bar Chart Closing [Text Block]
Best Quarter:	Second Quarter 2020	15.77%
Worst Quarter:	First Quarter 2020	(16.97)%
The total return for Institutional Class shares from January 1, 2025 to September 30, 2025 was 9.69%.
Year to Date Return, Label [Optional Text]	The total return for Institutional Class shares
Bar Chart, Year to Date Return	9.69%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	15.77%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(16.97%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).
Performance [Table]
	One Year	Five Years	Since Inception (8/24/15)
Return before taxes – Class I Shares	15.80%	8.42%	8.10%
Return after taxes on distributions	13.16%	7.47%	7.40%
Return after taxes on distributions and sale of Fund shares	11.27%	6.53%	6.42%
Return before taxes – Class A Shares	6.08%	8.40%	7.85%
Return before taxes – Class C Shares	14.66%	7.41%	7.12%
S&P 500 Total Return Index(1)	25.02%	14.53%	14.93%
Barclays US Gov’t/Credit Bond Index(2)	1.18%	(1.20)%	0.93%

(1)	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.
(2)	The Barclays US Gov’t/Credit Bond Index is an unmanaged index which measures performance of U.S. dollar denominated U.S. Treasuries, government-related, and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year. In addition, the securities have $250 million or more of outstanding face value, and must be fixed rate and non-convertible. Investors cannot invest directly in an index or benchmark.

Performance Table One Class of after Tax Shown [Text]	The after tax returns for Class A and Class C shares are not shown and would differ from those of Class I Shares.
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”). The after tax returns for Class A and Class C shares are not shown and would differ from those of Class I Shares.

Performance Availability Website Address [Text]	www.ladenburgfunds.com
Performance Availability Phone [Text]	1-877-803-6583
LADENBURG AGGRESSIVE GROWTH FUND
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception. Returns for Class A and Class C shares, which are not presented, are different than the returns for Class I shares. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index and a supplemental index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-877-803-6583 or visiting www.ladenburgfunds.com.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception.
Bar Chart [Heading]	Class I Shares Annual Total Return For Calendar Years Ended December 31
Bar Chart [Table]

Bar Chart Closing [Text Block]
Best Quarter:	Second Quarter 2020	19.15%
Worst Quarter:	First Quarter 2020	(19.20)%
The total return for Institutional Class shares from January 1, 2025 to September 30, 2025 was 9.50%.
Year to Date Return, Label [Optional Text]	The total return for Institutional Class shares
Bar Chart, Year to Date Return	9.50%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	19.15%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(19.20%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).
Performance [Table]
	One Year	Five Years	Since Inception (8/24/15)
Return before taxes – Class I Shares	16.41%	9.26%	9.16%
Return after taxes on distributions	14.30%	8.51%	8.54%
Return after taxes on distributions and sale of Fund shares	11.25%	7.25%	7.35%
Return before taxes – Class A Shares	10.47%	8.00%	8.57%
Return before taxes – Class C Shares	15.37%	8.29%	8.24%
S&P 500 Total Return Index(1)	25.02%	14.53%	14.93%
Barclays US Gov’t/Credit Bond Index(2)	1.18%	(1.20)%	0.93%

(1)	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.
(2)	The Barclays US Gov’t/Credit Bond Index is an unmanaged index which measures performance of U.S. dollar denominated U.S. Treasuries, government-related, and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year. In addition, the securities have $250 million or more of outstanding face value, and must be fixed rate and non-convertible. Investors cannot invest directly in an index or benchmark.

Performance Table One Class of after Tax Shown [Text]	The after tax returns for Class A and Class C shares are not shown and would differ from those of Class I Shares.
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”). The after tax returns for Class A and Class C shares are not shown and would differ from those of Class I Shares.

Performance Availability Website Address [Text]	www.ladenburgfunds.com
Performance Availability Phone [Text]	1-877-803-6583